Customer deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deposits From Customers [Line Items]
Amounts due to banks	$ 24,434	$ 23,347
Customer deposits	796,330	749,476
of which: demand deposits	265,805	224,982
of which: retail savings / deposits	230,770	182,273
of which: sweep deposits	41,460	41,935
of which: time deposits	258,294	300,284
Total amounts due to banks and customer deposits	820,764	772,822
Subordinated debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments, subject to conversion into ordinary shares	$ 13,000	$ 6,900